Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
20.	Share-based compensation

Compensation expense recognized for share-based awards granted by YY and Huya, respectively, was as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Share-based compensation expenses
- Related to YY’s Share-based Awards	52,098	10,465	5,833
- Related to Huya Share-based Awards	—	19,473	220,862
- Related to CEO’s Awards	—	10,170	—

Total	52,098	40,108	226,695

There was no capitalized share-based compensation expense for the years presented.

(a)	YY’s Share-based Awards

Certain of the Group’s employees were granted awards under the 2011 Share Incentive Scheme of YY. The share-based compensation expense arising from such grants was allocated to the Group and recognized as share-based compensation expense in the Group’s consolidated statements of comprehensive loss.

2011 Share Incentive Scheme

On September 16, 2011, the board of directors of YY approved the 2011 Share Incentive Scheme. In October 2012, the board of directors of YY resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Share Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, or such lesser amount of Class A common shares as determined by the board of directors of YY.

The 2011 Share Incentive Scheme of YY provides for the issuance of YY’s common shares to certain management and other key employees who to some extent provide services to the Group, mainly including restricted share units. As of December 31, 2018, unvested YY restricted share units held by the employees of the Group were settleable upon vesting by the issuance of 449,235 common shares of YY.

For the years ended December 31, 2016, 2017 and 2018, share-based compensation expense of RMB52,098, RMB10,465 and RMB5,833, respectively, was recognized in the Group’s consolidated statements of comprehensive loss.

As of December 31, 2018, there were RMB1,472 of unrecognized compensation expense related to these unvested restricted share units. These amounts are expected to be recognized over a weighted average period of 0.53 year.

(b)	Huya Share-based Awards

Huya 2017 Share Incentive Plan

On July 10, 2017, the Board of Directors of the Company approved the establishment of 2017 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2017 Share Incentive Plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under 2017 Share Incentive Plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors approved to increase the maximum number of shares, that may be issued, from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.

(i) Options

Grant of options

During the year ended December 31, 2017, the Company granted 11,737,705 share options to employees.

During the year ended December 31, 2018, the Company granted 5,918,353 and 220,000 share options to employees and non-employees, respectively.

Vesting of options

There are three types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, and iii) options will be vested in four equal installments over the following 24 months.

These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As at January 1, 2016 and December 31, 2016	—	—	—	—

Granted	11,737,705	2.5500
Forfeited	(18,000)	2.5500

As at December 31, 2017	11,719,705	2.5500	9.75	2,227

Granted	6,138,353	2.4672
Forfeited	(75,000)	2.5500
Canceled	(262,503)	2.5500

As at December 31, 2018	17,520,555	2.5210	8.82	227,049

Expected to vest at December 31, 2018	13,982,830	2.5338	8.87	181,024

Exercisable as of December 31, 2018	2,736,927	2.4572	8.63	35,642

Prior to the completion of the IPO, the Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	2017		2018
Weighted average fair value per option granted	US$	1.3798	US$	5.2130
Weighted average exercise price	US$	2.55	US$	2.47
Risk-free interest rate (1)		2.25%		2.83%
Expected term (in year) (2)		10		10
Expected volatility (3)		55%		55%
Dividend yield (4)		—		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)

The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2016, 2017 and 2018, the Company recorded share-based compensation in general and administrative expenses of nil, nil and RMB20,980 for the share options granted to non-employees.

For the year ended December 31, 2016, 2017 and 2018, the Group recorded share-based compensation of nil, RMB19,473 and RMB151,242, using the graded-vesting attribution method, including accelerated compensation cost amounted to RMB1,869 due to that 262,503 share options were canceled without concurrent grant of replacement awards, which is treated as a settlement for no consideration at the time of cancelation under ASC 718.

As of December 31, 2018, there was RMB169,604 unrecognized share-based compensation expense of options relating to Huya 2017 Share Incentive Plan. The expense is expected to be recognized over a weighted-average remaining vesting period of 1.14 years using the graded vesting attribution method.

(ii) Restricted share units

Grant of restricted share units

During the year ended December 31, 2018, the Company granted 4,183,685 and 10,000 restricted share units to employees and non-employees, respectively.

Vesting of restricted share units

There are two types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and ii) restricted share units will be vested in four equal installments over the following 48 months.

The following table summarizes the activity of restricted share units for the year ended December 31, 2018:

	Number of restricted share units	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2016, December 31, 2016 and 2017	—	—

Granted	4,193,685	9.0242
Forfeited	(76,500)	7.1600
Vested	(10,000)	19.5900

Outstanding, December 31, 2018	4,107,185	9.0331

Expected to vest at December 31, 2018	3,795,535	8.9944

For the year ended December 31, 2016, 2017 and 2018, the Company recorded share-based compensation of nil, nil and RMB69,620 using the graded vesting attribution method.

For the year ended December 31, 2016, 2017 and 2018, the Company recorded share-based compensation in general and administrative expenses of nil, nil and RMB1,076 for the restricted share units granted to non-employees.

As of December 31, 2018, total unrecognized compensation expense relating to the restricted share units was RMB166,010. The expense is expected to be recognized over a weighted average period of 1.21 year using the graded-vesting attribution method.

(c)	CEO’s Awards

As detailed in Note 18, in October 2017, YY transferred, at nominal consideration, 559,039 ordinary shares of the Company to the CEO of the Company, for his service provided to the Company. The share awards were immediately vested and the Company recorded a share-based compensation charge of RMB10,170 for the year ended December 31, 2017.

The fair value of the CEO’s Awards was determined at the grant date by the Company.